Note 23 - Equity-settled Share-based Expense (Details Textual)						1 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($)	Jun. 26, 2017	Jun. 23, 2017 USD ($)	May 30, 2017 USD ($)	Feb. 20, 2012	Jul. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)	Jun. 22, 2017	Oct. 19, 2016
Statement Line Items [Line Items]
Option life, share options granted							3		5
Share-based compensation arrangement, percentage of outstanding stock maximum							10.00%
Share consolidation ratio		5					5		5
Weighted average remaining contractual life of outstanding share options							3.72		3.08		2.46
Number of share options granted in share-based payment arrangement							5,000	[1]	18,000	[1]	23,000
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets			$ 806,000				$ 835,000		$ 170,000		$ 24,000
Borrowings, adjustment to interest rate basis												10.00%
Borrowings, interest rate			7.25%										7.25%
Dividend loans, Percentage of dividend as payment of interest			80.00%		80.00%
Liabilities from share-based payment transactions							1,826,000		618,000
Expense from cash-settled share-based payment transactions included in production costs							311,000
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets							$ 976,000		$ 618,000
Faciliation and advanced dividend loans [member]
Statement Line Items [Line Items]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets			$ 806,000
Borrowings, interest rate			7.25%
Dividend loans, Percentage of dividend as payment of interest			80.00%
LIBOR [member] | Faciliation and advanced dividend loans [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis												10.00%
Mr. J Staiger [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement				5,000
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets				$ 29,000
Omnibus Equity Incetive Compensation Plan [member]
Statement Line Items [Line Items]
Option life, share options granted							10
Rolling Stock Option Plan [member]
Statement Line Items [Line Items]
Option life, share options granted							5
Restricted stock units (RSUs) [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments							3
Number of other equity instruments granted in share-based payment arrangement							88,494		80,234
Weighted average fair value at measurement date, other equity instruments granted							$ 7.37		$ 5.50
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments							3
Performance probability							94.00%
Performance multiplier							94.00%		100.00%
Liabilities from share-based payment transactions							$ 1,782,000		$ 618,000
Expense from cash-settled share-based payment transactions included in production costs							$ 311,000		$ 0		0
Number of other equity instruments granted in share-based payment arrangement							324,694		306,920
Weighted average fair value at measurement date, other equity instruments granted							$ 7.17		$ 5.25
Cash-settled awards [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments						3
Liabilities from share-based payment transactions							44,000		0		0
Number of other equity instruments granted in share-based payment arrangement						37,330
Weighted average fair value at measurement date, other equity instruments granted | £						£ 5.10
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets							$ 123,000		$ 0		$ 0
Number of other equity instruments exercised or vested in share-based payment arrangement	12,447
Payments to and on behalf of employees	$ 79,000

[1]	Amounts stated after the 1:5 share consolidation, refer note 19.